Other non-current assets, net	9 Months Ended
Sep. 30, 2018
Assets, Noncurrent [Abstract]
Other non-current assets, net
5.	Other non-current assets, net

	As at
	Sep 30, 2018	Dec 31, 2017
Amount receivable in respect of finance leases	2,880,000	2,880,000
Equipment, fixtures & fittings	713,680	760,311
	3,593,680	3,640,311

Amount receivable in respect of finance leases is accounted for at amortized cost.